Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 3,869
2014	6,809
2015	2,188
2016	4,146
2017	1,342
Thereafter	$ 33,133